Cover	12 Months Ended
Dec. 31, 2019 shares
Cover Page [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	UN
Entity Registrant Name	UNILEVER N V
Entity Central Index Key	0000110390
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,460,714,804
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, Country	NL
Entity Voluntary Filers	No
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false